COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21.         COMMITMENTS AND CONTINGENCIES

Legal proceeding

Feng Peizhi, a former employee of the Company, requested the Company to provide the employee with the disability allowance of RMB 1.68 million from 2008 to 2023. On September 26, 2024, Beijing Haidian District Labor Arbitration Commission issued its decision in the labor arbitration and supported Feng Peizhi’s request. According to the second trial of the First Intermediate People’s Court of Beijing in June 2025, the Company was required to pay RMB 1.68 million of compensation. The Company had accrued liabilities of RMB 1.68 million in the fiscal year ended September 30, 2024.

Hebei Zhaoyu Breeding Industry Group Co., Ltd. believed that the corn seed Liyu 16 sold by Hubei Aoyu infringed its plant new variety rights of corn seed Liyu 88. In April 2024, the Intermediate People’s Court of Lanzhou City, Gansu Province, judged that Hubei Aoyu had infringed the product, and Hubei Aoyu was required to pay RMB 3 million of economic losses. Hubei Aoyu has applied for a second trial to the Intellectual Property Court of the Supreme People’s Court in August 2024, and the second trial has not yet been held, and the Company has accrued liabilities of RMB 3 million.

Contractual obligations

The following table sets forth our contractual obligations as of September 30, 2025:

Contractual obligations (‘000)	Total	Less than 1 year	1 to 2 years	3 to 5 years
Short-term bank loans	7,950	7,950	—	—
Construction in progress	3,284	3,284	—	—
Total	11,234	11,234	—	—

As of September 30, 2024 and 2025, capital commitments for short-term bank loans were RMB 4.95 million and RMB 7.95 million

As of September 30, 2024 and 2025, capital commitments for the purchase of construction in progress were RMB 4.92 million and RMB 3.28 million respectively.